Investment in Associate Company (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Significant Investments In Associates [Abstract]
Summary of Movements in Investment in Associates

The carrying amount of the interest in associate company recognized in the consolidated financial statements:

	2021	2022
Net assets of associate	$1,270,339	$24,535

Beginning balance	$—	$494,728
Proportion of the interest sharing the losses of associate	444,620	(436,032)
Loss of interest at the date of dilution of shares in associate	50,108	—
Others	—	(50,109)
Ending balance	$494,728	$8,587